ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable were as follows at December 31, 2020 and  2019:

	December 31,	December 31,
	2020	2019
Accounts receivable	$1,244,876	$2,757,013
Allowance for doubtful accounts	—	(145,405)
	$1,244,876	$2,611,608